Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Information Regarding Reportable Segments
Financial information of the reportable segments is set forth in the following tables:

	OPC	Quantum	ZIM	Others	Total
	$ Thousands
2020
Revenue	385,625	-	-	845	386,470

(Loss)/profit before taxes	(8,620)	303,669	210,647	(5,249)	500,447
Income Taxes	(3,963)	-	-	(735)	(4,698)
(Loss)/profit from continuing operations	(12,583)	303,669	210,647	(5,984)	495,749

Depreciation and amortization	33,981	-	-	190	34,171
Financing income	(354)	-	-	(13,937)	(14,291)
Financing expenses	50,349	1	-	824	51,174
Other items:				-
Net gains related to Qoros	-	(309,918)	-	-	(309,918)
Write back of impairment of investment	-	-	(43,505)	-	(43,505)
Share in losses/(profit) of associated companies	-	6,248	(167,142)	-	(160,894)
	83,976	(303,669)	(210,647)	(12,923)	(443,263)

Adjusted EBITDA	75,356	-	-	(18,172)	57,184

Segment assets	1,723,967	235,220	-	225,998	2,185,185
Investments in associated companies	-	-	297,148	-	297,148
					2,482,333
Segment liabilities	1,200,363	-	-	5,962	1,206,325

	OPC	Quantum	ZIM	Others	Total
	$ Thousands
2019
Revenue	373,142	-	-	331	373,473

Profit/(loss) before taxes	48,513	(44,626)	(4,375)	(5,048)	(5,536)
Income Taxes	(14,147)	-	-	(2,528)	(16,675)
Profit/(loss) from continuing operations	34,366	(44,626)	(4,375)	(7,576)	(22,211)

Depreciation and amortization	31,141	-	-	951	32,092
Financing income	(1,930)	(242)	-	(15,507)	(17,679)
Financing expenses	28,065	-	-	1,881	29,946
Other items:
Net losses related to Qoros	-	7,813	-	-	7,813
Share in losses of associated companies	-	37,055	4,375	-	41,430
Provision of financial guarantee					-
	57,276	44,626	4,375	(12,675)	93,602

Adjusted EBITDA	105,789	-	-	(17,723)	88,066

Segment assets	1,000,329	71,580	-	247,155	1,319,064
Investments in associated companies	-	105,040	84,270	-	189,310
					1,508,374
Segment liabilities	761,866	-	-	34,720	796,586

	OPC	Quantum	ZIM	Others	Adjustments	Total
	$ Thousands
2018
Revenue	363,262	-	-	750	-	364,012

Profit/(loss) before taxes	36,499	456,854	(26,919)	(4,466)		461,968
Income Taxes	(10,233)	-	-	(1,266)	-	(11,499)
Profit/(loss) from continuing operations	26,266	456,854	(26,919)	(5,732)	-	450,469

Depreciation and amortization	29,809	-	-	607		30,416
Financing income	(2,031)	(10,371)	-	(48,430)	32,240	(28,592)
Financing expenses	27,219	2,003	-	33,400	(32,240)	30,382
Other items:
Net gains related to Qoros	-	(526,824)	-	-	-	(526,824)
Share in losses of associated companies	-	78,338	26,919	-	-	105,257
	54,997	(456,854)	26,919	(14,423)	-	(389,361)

Adjusted EBITDA	91,496	-	-	(18,889)	-	72,607

Segment assets	893,162	91,626	-	239,550	-	1,224,338
Investments in associated companies	-	139,184	91,596	-	-	230,780
						1,455,118
Segment liabilities	700,452	-	-	38,948	-	739,400

Schedule of Major Customers and Percentage of Group's Total Revenues
Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ Thousands):

	2020				2019		2018
Customer	Total revenues		Percentage of revenues of the Group		Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	86,896		22.48%		80,861	21.65%	61,482	16.89%
Customer 2	74,694		19.33%		76,653	20.52%	74,019	20.33%
Customer 3	-	*	-	*	56,393	15.10%	54,639	15.01%
Customer 4	-	*	-	*	48,724	13.05%	42,487	11.67%
Customer 5	-	*	-	*	39,904	10.68%	39,276	10.79%

* Represents an amount less than 10% of the revenues.

Schedule of Information Based on Geographic Areas	The Group’s geographic revenues are as follows:
	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Israel	385,625	373,142	363,262
Others	845	331	750
Total revenue	386,470	373,473	364,012

Schedule of Non-current Assets on the Basis of Geographic Location
The Group’s non-current assets* on the basis of geographic location:

	As at December 31,
	2020	2019
	$ Thousands
Israel	820,012	668,808
Others	1	67
Total non-current assets	820,013	668,875

* Composed of property, plant and equipment and intangible assets.